Supplemental Schedules - Condensed Consolidating Balance Sheet (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 588,503	$ 638,841	$ 599,894	$ 742,095
Other current assets	127,783
Total current assets	716,286	753,565
Theatre properties and equipment, net	1,505,069	1,450,812
Other assets	1,906,277	1,928,739
Total assets	4,127,632	4,133,116
Current liabilities
Current portion of long-term debt	8,405	8,423
Current portion of capital lease obligations	18,780	16,494
Accounts payable and accrued expenses	411,984
Total current liabilities	439,169	413,883
Long-term liabilities
Long-term debt, less current portion	1,772,930	1,783,155
Capital lease obligations, less current portion	208,952	201,978
Other long-term liabilities and deferrals	593,330	597,377
Total long-term liabilities	$ 2,575,212	$ 2,582,510
Commitments and contingencies
Equity	$ 1,113,251	$ 1,136,723	$ 1,104,281	$ 1,096,212
Total liabilities and equity	4,127,632	4,133,116
Restricted Subsidiaries
Current assets
Cash and cash equivalents	394,852	467,478
Other current assets	213,164
Total current assets	608,016
Theatre properties and equipment, net	1,505,069
Other assets	1,771,028
Total assets	3,884,113
Current liabilities
Current portion of long-term debt	7,016
Current portion of capital lease obligations	18,780
Accounts payable and accrued expenses	411,980
Total current liabilities	437,776
Long-term liabilities
Long-term debt, less current portion	1,768,763
Capital lease obligations, less current portion	208,952
Other long-term liabilities and deferrals	492,519
Total long-term liabilities	$ 2,470,234
Commitments and contingencies
Equity	$ 976,103
Total liabilities and equity	3,884,113
Unrestricted Subsidiaries
Current assets
Cash and cash equivalents	193,651	$ 171,363
Other current assets	(85,381)
Total current assets	108,270
Other assets	242,268
Total assets	350,538
Current liabilities
Current portion of long-term debt	1,389
Accounts payable and accrued expenses	4
Total current liabilities	1,393
Long-term liabilities
Long-term debt, less current portion	4,167
Other long-term liabilities and deferrals	100,811
Total long-term liabilities	$ 104,978
Commitments and contingencies
Equity	$ 244,167
Total liabilities and equity	350,538
Eliminations
Current assets
Other assets	(107,019)
Total assets	$ (107,019)
Long-term liabilities
Commitments and contingencies
Equity	$ (107,019)
Total liabilities and equity	$ (107,019)